SUBSEQUENT EVENTS (Details) ¥ in Millions						12 Months Ended
	Jun. 11, 2025 CNY (¥)	Apr. 08, 2025 USD ($)	Apr. 08, 2025 CNY (¥)	Jun. 14, 2024 USD ($)	May 07, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jun. 11, 2025 USD ($)	Jun. 11, 2025 CNY (¥)	Jun. 14, 2024 CNY (¥)	Jun. 07, 2024	May 07, 2024 USD ($)	May 07, 2024 CNY (¥)	Aug. 24, 2023 USD ($)	Aug. 24, 2023 CNY (¥)	Jun. 08, 2023 USD ($)	Jun. 08, 2023 CNY (¥)	May 15, 2023 USD ($)	May 15, 2023 CNY (¥)
SUBSEQUENT EVENTS
Repayment of short-term bank loans | $						$ 2,399,922		$ 7,110,005	$ 160,568
China Construction Bank ("CCB")
SUBSEQUENT EVENTS
Line of credit, maximum borrowing capacity																$ 1,102,429	¥ 8.0
Repayment of line of credit		$ 137,804	¥ 1.0			$ 2,000,000	¥ 14.5
Repayment of short-term bank loans				$ 2,000,000	¥ 2.0
Debt amount				$ 275,607								¥ 2.0		$ 275,607	¥ 2.0			$ 275,607	¥ 2.0	$ 275,607	¥ 2.0
Effective interest rate				3.96%								3.96%	3.86%	3.95%	3.95%			3.86%	3.86%	3.95%	3.95%
Subsequent event | China Construction Bank ("CCB")
SUBSEQUENT EVENTS
Repayment of line of credit		$ 137,804	¥ 1.0
Repayment of short-term bank loans | ¥	¥ 2.0
Debt amount										$ 275,607	¥ 2.0
Effective interest rate										3.96%	3.96%